Benefit Plans - Weighted-Average Asset Allocations for Pension Plans (Detail)	Dec. 29, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted-average asset allocations for the pension plans	100.00%	100.00%
Equity Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted-average asset allocations for the pension plans	68.20%	69.60%
Debt Securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted-average asset allocations for the pension plans	20.30%	20.40%
Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted-average asset allocations for the pension plans	11.50%	10.00%